UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612
                                   -------

Value Line Income And Growth Fund, Inc.
---------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R Anastasio,  Treasurer, Principal Financial Officer
------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.


Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS (57.0%)
                 AEROSPACE/DEFENSE (0.6%)
      18,000     Armor Holdings, Inc.*                           $    1,211,940
      20,000     Goodrich Corp.                                       1,029,600
                                                                 --------------
                                                                      2,241,540
                 AIR TRANSPORT (0.2%)
      20,000     Alaska Air Group, Inc.*                                762,000

                 AUTO & TRUCK (0.2%)
      25,000     Honda Motor Co. Ltd. ADR                               871,750

                 AUTO PARTS (0.3%)
      15,000     Autoliv, Inc.                                          856,650
       5,000     Eaton Corp.                                            417,800
                                                                 --------------
                                                                      1,274,450
                 BANK (0.6%)
      30,000     KeyCorp                                              1,124,100
      14,000     PNC Financial Services Group, Inc.                   1,007,580
                                                                 --------------
                                                                      2,131,680
                 BEVERAGE - ALCOHOLIC (0.8%)
      40,000     Anheuser-Busch Companies, Inc.                       2,018,400
      39,276     Constellation Brands, Inc. Class A*                    831,866
                                                                 --------------
                                                                      2,850,266
                 BEVERAGE - SOFT DRINK (0.7%)
      25,000     Cadbury Schweppes PLC ADR                            1,284,250
      25,000     Coca-Cola Co. (The)                                  1,200,000
                                                                 --------------
                                                                      2,484,250
                 BIOTECHNOLOGY (0.3%)
      20,000     Invitrogen Corp.*                                    1,273,000

                 CANADIAN ENERGY (1.0%)
      16,000     Canadian Natural Resources, Inc.                       883,040
      28,000     EnCana Corp.                                         1,417,640
       8,000     Suncor Energy, Inc.                                    610,800
      45,000     Talisman Energy, Inc.                                  790,200
                                                                 --------------
                                                                      3,701,680
                 CEMENT & AGGREGATES (0.4%)
      40,000     Cemex S.A. de C.V. ADR*                               1,310,000

                 CHEMICAL - BASIC (0.8%)
      10,000     Agrium, Inc.                                           383,300
      30,000     Dow Chemical Co. (The)                               1,375,800
      20,000     E.I. du Pont de Nemours and Co.                        988,600
                                                                 --------------
                                                                      2,747,700
                 CHEMICAL - DIVERSIFIED (1.4%)
      10,000     3M Co.                                                 764,300
      15,000     Cabot Corp.                                            715,950
      20,000     Cytec Industries, Inc.                               1,124,800
      15,000     Eastman Chemical Co.                                   949,950
      20,000     Huntsman Corp.*                                        381,800
      30,000     Pall Corp.                                           1,140,000
                                                                 --------------
                                                                      5,076,800
                 CHEMICAL - SPECIALTY (0.8%)
      15,000     Arch Chemicals, Inc.                                   468,300
      80,000     Chemtura Corp.                                         874,400
      20,000     Lubrizol Corp. (The)                                 1,030,600
      20,000     Mosaic Co. (The)*                                      533,200
                                                                 --------------
                                                                      2,906,500
                 COAL (0.1%)
       7,000     Huaneng Power International, Inc.                      243,250

                 COMPUTER & PERIPHERALS (1.3%)
      45,000     Dell, Inc.*                                          1,044,450
      85,000     EMC Corp.*                                           1,177,250
      45,000     Komag, Inc.*                                         1,472,850
      14,000     SanDisk Corp.*                                         613,200
      35,000     Western Digital Corp.*                                 588,350
                                                                 --------------
                                                                      4,896,100
                 COMPUTER SOFTWARE & SERVICES (1.9%)
      30,000     Accenture Ltd. Class A                               1,156,200
      15,000     Cognos, Inc.*                                          590,850
      30,000     Computer Sciences Corp.*                             1,563,900
      18,920     L-1 Identity Solutions, Inc.*                          312,369
      75,000     Microsoft Corp.                                      2,090,250
      25,000     NAVTEQ Corp.*                                          862,500
      30,000     Novell, Inc.*                                          216,600
                                                                 --------------
                                                                      6,792,669
                 DIVERSIFIED COMPANIES (1.2%)
      35,000     Honeywell International, Inc.                        1,612,100
      20,000     Pentair, Inc.                                          623,200
      12,000     Teleflex, Inc.                                         816,840
      40,000     Tyco International Ltd.                              1,262,000
                                                                 --------------
                                                                      4,314,140
                 DRUG (3.7%)
      30,000     AVI BioPharma, Inc.*                                    80,400
      20,000     Forest Laboratories, Inc.*                           1,028,800
      20,000     Genzyme Corp.*                                       1,200,400
      20,000     GlaxoSmithKline PLC ADR                              1,105,200
      22,500     Immucor, Inc.*                                         662,175
      40,000     King Pharmaceuticals, Inc.*                            786,800
      25,000     Mylan Laboratories, Inc.                               528,500
      85,000     Pfizer, Inc.                                         2,147,100
      45,000     Sanofi-Aventis ADR                                   1,957,950
      20,000     Spectrum Pharmaceuticals, Inc.*                        125,400
      40,000     Teva Pharmaceutical Industries Ltd. ADR              1,497,200
      30,000     Watson Pharmaceuticals, Inc.*                          792,900
      30,000     Wyeth                                                1,500,900
                                                                 --------------
                                                                     13,413,725
                 ELECTRICAL EQUIPMENT (1.9%)
      20,000     American Science & Engineering, Inc.*                1,053,400
      30,000     AVX Corp.                                              456,000
      35,000     Corning, Inc.*                                         795,900
      95,000     General Electric Co.                                 3,359,200
      18,000     Thomas & Betts Corp.*                                  878,760
      40,000     Ultralife Batteries, Inc.*                             432,000
                                                                 --------------
                                                                      6,975,260


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
                 ELECTRICAL UTILITY - CENTRAL (1.2%)
      30,000     ALLETE, Inc.                                    $    1,398,600
      35,000     American Electric Power Company, Inc.                1,706,250
      10,000     OGE Energy Corp.                                       388,000
      35,000     Westar Energy, Inc.                                    963,200
                                                                 --------------
                                                                      4,456,050
                 ELECTRICAL UTILITY - EAST (2.0%)
      16,000     Dominion Resources, Inc.                             1,420,320
      15,000     Exelon Corp.                                         1,030,650
      50,000     Pepco Holdings, Inc.                                 1,451,000
      30,000     PPL Corp.                                            1,227,000
      30,000     Progress Energy, Inc.                                1,513,200
      30,000     TECO Energy, Inc.                                      516,300
                                                                 --------------
                                                                      7,158,470
                 ELECTRICAL UTILITY - WEST (0.3%)
      50,000     Xcel Energy, Inc.                                    1,234,500

                 ELECTRONICS (1.5%)
      25,000     Avnet, Inc.*                                           903,500
      55,000     Celestica, Inc.*                                       337,150
      20,000     Cubic Corp.                                            432,800
      15,000     LaserCard Corp.*                                       176,850
      15,000     MEMC Electronic Materials, Inc.*                       908,700
      15,000     Multi-Fineline Electronix, Inc.*                       230,250
      40,000     Paxar Corp.*                                         1,148,000
      55,000     Plantronics, Inc.                                    1,299,100
      35,000     Valence Technology, Inc.*                               41,300
                                                                 --------------
                                                                      5,477,650
                 ENTERTAINMENT (0.7%)
      50,000     CBS Corp. Class B                                    1,529,500
      55,000     Time Warner, Inc.                                    1,084,600
                                                                 --------------
                                                                      2,614,100
                 ENTERTAINMENT TECHNOLOGY (0.1%)
      10,000     Avid Technology, Inc.*                                 348,800

                 ENVIRONMENTAL (0.1%)
      25,000     Tetra Tech, Inc.*                                      476,500

                 FINANCIAL SERVICES - DIVERSIFIED (3.0%)
      25,000     American International Group, Inc.                   1,680,500
      35,000     Ameriprise Financial, Inc.                           1,999,900
      30,000     BISYS Group, Inc. (The)*                               343,800
      50,000     Citigroup, Inc.                                      2,567,000
      10,000     HSBC Holdings PLC ADR                                  878,100
      30,000     ING Groep NV ADR                                     1,269,900
      40,000     Loews Corp.                                          1,817,200
       5,000     Principal Financial Group, Inc.                        299,350
                                                                 --------------
                                                                     10,855,750
                 FOOD PROCESSING (2.0%)
      30,000     Archer-Daniels-Midland Co.                           1,101,000
      20,000     Chiquita Brands International, Inc.                    280,400
      30,000     ConAgra Foods, Inc.                                    747,300
      15,000     General Mills, Inc.                                    873,300
      15,000     Hormel Foods Corp.                                     557,850
      15,000     Imperial Sugar Co.                                     502,950
      30,000     Sara Lee Corp.                                         507,600
      30,000     Smithfield Foods, Inc.*                                898,500
      40,000     Tyson Foods, Inc. Class A                              776,400
      30,000     Unilever PLC ADR                                       902,100
                                                                 --------------
                                                                      7,147,400
                 FOREIGN TELECOMMUNICATIONS (1.2%)
      35,000     Deutsche Telekom AG                                    578,550
      50,000     Telecom Corporation of New Zealand Ltd. ADR          1,360,000
      25,000     Telefonica S.A. ADR                                  1,660,000
      20,000     Telefonos de Mexico S.A. de C.V. ADR                   668,000
                                                                 --------------
                                                                      4,266,550
                 FURNITURE/HOME FURNISHINGS (0.3%)
      30,000     La-Z-Boy, Inc.                                         371,400
      25,000     Tempur-Pedic International, Inc.                       649,750
                                                                 --------------
                                                                      1,021,150
                 HEALTH CARE INFORMATION SYSTEMS (0.2%)
      30,000     IMS Health, Inc.                                       889,800

                 HOUSEHOLD PRODUCTS (0.3%)
      30,000     Newell Rubbermaid, Inc.                                932,700

                 INFORMATION SERVICES (0.0%)
      20,000     ProQuest Co.*                                          180,000

                 INSURANCE - LIFE (0.9%)
      25,000     Lincoln National Corp.                               1,694,750
      30,000     Manulife Financial Corp.                             1,033,500
      18,843     UnumProvident Corp.                                    433,954
                                                                 --------------
                                                                      3,162,204
                 INSURANCE - PROPERTY & CASUALTY (1.8%)
      25,000     21st Century Insurance Group                           530,000
      45,000     American Financial Group, Inc.                       1,531,800
      15,000     Arch Capital Group Ltd.*                             1,023,150
      22,500     Berkley (W.R.) Corp.                                   745,200
      30,000     HCC Insurance Holdings, Inc.                           924,000
      15,000     PartnerRe Ltd.                                       1,028,100
      12,000     SAFECO Corp.                                           797,160
                                                                 --------------
                                                                      6,579,410
                 MACHINERY (1.6%)
      40,000     Briggs & Stratton Corp.                              1,234,000
      20,000     Flowserve Corp.*                                     1,143,800
      30,000     Ingersoll-Rand Company Ltd. Class A                  1,301,100
      20,000     Lincoln Electric Holdings, Inc.                      1,191,200
      30,000     Watts Water Technologies, Inc. Class A               1,140,900
                                                                 --------------
                                                                      6,011,000

--------------------------------------------------------------------------------
2

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
                 MARITIME (0.6%)
      25,000     Alexander & Baldwin, Inc.                       $    1,261,000
      20,000     OMI Corp.                                              537,200
      30,000     Quintana Maritime Ltd.                                 413,100
                                                                 --------------
                                                                      2,211,300
                 MEDICAL SERVICES (1.6%)
      35,000     Health Management Associates, Inc. Class A             380,450
      20,000     Health Net, Inc.*                                    1,076,200
      15,000     Laboratory Corporation of America Holdings*          1,089,450
      20,000     Lincare Holdings, Inc.*                                733,000
      26,000     PSS World Medical, Inc.*                               549,640
      40,000     Triad Hospitals, Inc.*                               2,090,000
                                                                 --------------
                                                                      5,918,740
                 MEDICAL SUPPLIES (2.3%)
      14,011     Baxter International, Inc.                             737,960
      10,000     Becton Dickinson & Co.                                 768,900
      12,000     Bio-Rad Laboratories, Inc. Class A*                     838,080
       5,000     Boston Scientific Corp.*                                72,700
      20,000     Johnson & Johnson                                    1,205,200
      15,000     Kinetic Concepts, Inc.*                                759,600
      15,000     Medtronic, Inc.                                        735,900
      15,000     PolyMedica Corp.                                       634,950
      24,000     STERIS Corp.                                           637,440
      30,000     Syneron Medical Ltd.*                                  811,500
       5,000     Varian Medical Systems, Inc.*                          238,450
      10,000     Zimmer Holdings, Inc.*                                 854,100
                                                                 --------------
                                                                      8,294,780
                 METALS & MINING DIVERSIFIED (0.9%)
      20,000     Alliance Resource Partners LP                          758,400
      25,000     BHP Billiton Ltd. ADR                                1,211,250
      20,000     Cameco Corp.                                           818,800
      10,000     Titanium Metals Corp.*                                 358,800
                                                                 --------------
                                                                      3,147,250
                 NATURAL GAS - DISTRIBUTION (0.1%)
      21,000     Ferrellgas Partners, L.P.                              486,780

                 NATURAL GAS - DIVERSIFIED (1.1%)
      20,000     Devon Energy Corp.                                   1,384,400
      45,000     El Paso Corp.                                          651,150
      20,000     National Fuel Gas Co.                                  865,200
      30,000     Newfield Exploration Co.*                            1,251,300
                                                                 --------------
                                                                      4,152,050
                 NEWSPAPER (0.8%)
      15,000     Gannett Co., Inc.                                      844,350
      55,000     News Corp. Class B                                   1,345,850
      25,000     Tribune Co.                                            802,750
                                                                 --------------
                                                                      2,992,950
                 OFFICE EQUIPMENT & SUPPLIES (0.3%)
      20,000     Diebold, Inc.                                          954,200

                 OILFIELD SERVICES/EQUIPMENT (3.6%)
      35,000     Bristow Group, Inc.*                                 1,275,750
      10,000     Bronco Drilling Company, Inc.*                         165,700
      25,000     ENSCO International, Inc.                            1,360,000
      20,000     GlobalSantaFe Corp.                                  1,233,600
      25,000     Grant Prideco, Inc.*                                 1,246,000
      25,000     Nabors Industries Ltd.*                                741,750
      20,000     Noble Corp.                                          1,573,600
      40,000     Patterson-UTI Energy, Inc.                             897,600
      20,000     Pride International, Inc.*                             602,000
      45,000     Rowan Companies, Inc.                                1,461,150
      82,500     RPC, Inc.                                            1,374,450
       5,000     Statoil ASA ADR                                        135,400
      30,000     Superior Energy Services, Inc.*                      1,034,100
                                                                 --------------
                                                                     13,101,100
                 PETROLEUM - INTEGRATED (1.7%)
      30,000     Chesapeake Energy Corp.                                926,400
      20,000     Chevron Corp.                                        1,479,200
      15,000     Hess Corp.                                             832,050
      15,000     Marathon Oil Corp.                                   1,482,450
       1,000     PetroChina Co. Ltd. ADR                                117,090
      10,000     Petroleo Brasileiro S.A. - Petrobras ADR               995,100
      15,000     Sasol Ltd. ADR                                         495,750
                                                                 --------------
                                                                      6,328,040
                 PETROLEUM - PRODUCING (0.6%)
      30,000     Anadarko Petroleum Corp.                             1,289,400
      25,000     Cimarex Energy Co.                                     925,500
                                                                 --------------
                                                                      2,214,900
                 PHARMACY SERVICES (0.3%)
      35,000     CVS Corp.                                            1,194,900

                 POWER (0.1%)
      10,000     Evergreen Solar, Inc.*                                  97,500
      20,000     Headwaters, Inc.*                                      437,000
                                                                 --------------
                                                                        534,500
                 PRECIOUS METALS (1.0%)
      25,000     Anglo American PLC ADR                                 660,500
      25,000     AngloGold Ashanti Ltd. ADR                           1,114,750
      70,000     Coeur d'Alene Mines Corp.*                             287,700
      30,000     Harmony Gold Mining Company Ltd. ADR*                  417,000


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
      30,000     Newmont Mining Corp.                            $    1,259,700
                                                                 --------------
                                                                      3,739,650
                 PRECISION INSTRUMENT (0.6%)
      25,000     Applera Corporation - Applied Biosystems Group         739,250
      20,000     OSI Systems, Inc.*                                     528,800
      40,000     PerkinElmer, Inc.                                      968,800
                                                                 --------------
                                                                      2,236,850
                 RAILROAD (0.8%)
      24,000     Canadian National Railway Co.                        1,059,360
      20,000     Canadian Pacific Railway Ltd.                        1,129,000
      15,000     Norfolk Southern Corp.                                 759,000
                                                                 --------------
                                                                      2,947,360
                 RECREATION (0.6%)
      30,000     Brunswick Corp.                                        955,500
      25,000     Polaris Industries, Inc.                             1,199,500
                                                                 --------------
                                                                      2,155,000
                 RETAIL - SPECIAL LINES (0.9%)
      25,000     Borders Group, Inc.                                    510,500
      30,000     Cabela's, Inc.*                                        744,300
      30,000     Chico's FAS, Inc.*                                     732,900
      30,000     Claire's Stores, Inc.                                  963,600
      15,000     TJX Companies, Inc. (The)                              404,400
                                                                 --------------
                                                                      3,355,700
                 RETAIL BUILDING SUPPLY (0.1%)
      10,000     Home Depot, Inc. (The)                                 367,400

                 RETAIL STORE (0.6%)
      50,000     Wal-Mart Stores, Inc.                                2,347,500

                 SEMICONDUCTOR (0.3%)
      20,000     Advanced Micro Devices, Inc.*                          261,200
      40,000     Motorola, Inc.                                         706,800
      27,000     O2Micro International Ltd. ADR*                        213,300
                                                                 --------------
                                                                      1,181,300
                 STEEL - INTEGRATED (0.1%)
      30,000     Mueller Water Products, Inc. Class A                   414,300

                 TELECOMMUNICATION SERVICES (0.9%)
      45,750     BCE, Inc.*                                           1,293,810
      20,000     Dycom Industries, Inc.*                                521,200
      35,000     Telkonet, Inc.*                                         94,150
      10,000     Turkcell Iletisim Hizmetleri AS ADR                    132,500
      40,000     Vodafone Group PLC ADR                               1,074,400
                                                                 --------------
                                                                      3,116,060
                 TELECOMMUNICATIONS EQUIPMENT (0.6%)
      40,000     AudioCodes Ltd.*                                       270,400
      25,000     Cisco Systems, Inc.*                                   638,250
      20,000     Mastec, Inc.*                                          220,200
      30,000     Nokia Oyj ADR                                          687,600
      10,000     Polycom, Inc.*                                         333,300
                                                                 --------------
                                                                      2,149,750
                 TRUCKING (0.5%)
      10,000     Ryder System, Inc.                                     493,400
      30,000     Yellow Roadway Corp.*                                1,206,600
                                                                 --------------
                                                                      1,700,000
                 UTILITY - FOREIGN (0.1%)
      20,000     Korea Electric Power Corp. ADR*                        400,000

                 WATER UTILITY (0.4%)
      25,000     American States Water Co.                              921,750
      14,000     California Water Service Group                         536,480
                                                                 --------------
                                                                      1,458,230
                 WIRELESS NETWORKING (0.1%)
      30,000     Alvarion Ltd.*                                         241,500
      20,000     Powerwave Technologies, Inc.*                          113,800
                                                                 --------------
                                                                        355,300
                                                                 --------------
                   TOTAL COMMON STOCKS
                      (Cost $166,637,941)                           208,534,684
                                                                 --------------
   PREFERRED STOCKS (1.5%)
                 BANK (0.3%)
      40,000     KeyCorp Capital IX 6 3/4%                            1,007,600

                 ELECTRICAL EQUIPMENT (0.2%)
      29,100     General Electric Capital Corp. 4 1/2% (1)              697,236

                 FINANCIAL SERVICES - DIVERSIFIED (0.3%)
      40,000     HSBC Holdings PLC 6 1/5%                             1,009,600

                 INSURANCE - LIFE (0.2%)
      25,000     Metlife, Inc. Series B 6 1/2%                          655,500

                 R.E.I.T. (0.2%)
      30,000     Health Care, Inc. Series F 7 5/8%                      772,500

                 SECURITIES BROKERAGE (0.3%)
      50,000     Lehman Brothers Holdings, Inc.
                   Series G 6.07% (2)                                 1,277,000
                                                                 --------------

                   TOTAL PREFERRED STOCKS
                      (Cost $5,296,106)                               5,419,436
                                                                 --------------
  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (2.6%)
                 CHEMICAL - SPECIALTY (0.3%)
 $   1,175,000   Lubrizol Corp., 5.88%, 12/1/08                       1,188,582

                 ELECTRICAL EQUIPMENT (1.1%)
     2,000,000   General Electric Capital Corp., 5.50%, 11/15/11      2,009,574
     2,000,000   Thomas & Betts Corp., 6.39%, 2/10/09                 2,033,612
                                                                 --------------
                                                                      4,043,186


--------------------------------------------------------------------------------
4

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------
                 ENTERTAINMENT (0.4%)
$    1,500,000   Liberty Media Corp., 7.88%, 7/15/09             $    1,573,650

                 FOOD PROCESSING (0.3%)
     1,000,000   Sensient Technologies Corp., 6.50%, 4/1/09           1,005,172

                 INSURANCE - LIFE (0.5%)
     2,000,000   Principal Life Income Funding Trusts, 4.42%,
                   4/1/16 (2)                                         1,815,620
                                                                 --------------
                   TOTAL CORPORATE BONDS & NOTES
                      (Cost $9,732,621)                               9,626,210
                                                                 --------------
   CONVERTIBLE CORPORATE BONDS & NOTES (3.9%)
                 AEROSPACE/DEFENSE (0.4%)
     1,500,000     EDO Corp. 4.00%, 11/15/25                          1,526,250

                 AIR TRANSPORT (1.0%)
     1,500,000     ExpressJet Holdings, Inc., 4.25%, 8/1/23           1,438,125
     2,250,000     JetBlue Airways Corp. 3.50%, 7/15/33               2,168,437
                                                                 --------------
                                                                      3,606,562
                 APPAREL (0.4%)
     1,500,000     Kellwood Co. 3.50%, 6/15/34 (3)                    1,372,500

                 COMPUTER & PERIPHERALS (0.4%)
       800,000     Adaptec, Inc. 0.75%, 12/22/23                        715,000
     1,000,000     Mercury Computer Systems, Inc.
                      (Senior Notes), 2.00%, 5/1/24                     901,250
                                                                 --------------
                                                                      1,616,250
                 COMPUTER SOFTWARE & SERVICES (0.3%)
     1,000,000     Ciber, Inc. 2.88%, 12/15/23                          953,750

                 DRUG (0.4%)
     1,500,000     Valeant Pharmaceuticals International
                   4.00%, 11/15/13                                    1,366,875

                 INDUSTRIAL SERVICES (0.3%)
     1,000,000     Quanta Services, Inc. 4.00%, 7/1/07                  985,000

                 RETAIL - AUTOMOTIVE (0.1%)
       300,000     PEP Boys-Manny Moe & Jack (The), 4.25%, 6/1/07       299,250

                 SEMICONDUCTOR (0.2%)
     1,000,000     Vitesse Semiconductor Corp. 1.50%, 10/1/24           852,500

                 TELECOMMUNICATIONS EQUIPMENT (0.4%)
     1,500,000     Agere Systems, Inc. 6.50%, 12/15/09           $    1,535,625
                                                                 --------------

                   TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
                      (Cost $13,688,743)                             14,114,562
                                                                 --------------
   U.S. TREASURY OBLIGATIONS (16.0%)
     3,000,000   U.S. Treasury Notes, 4.88%, 8/31/08                  3,003,633
     7,000,000   U.S. Treasury Notes, 4.50%, 2/15/09                  6,981,408
     4,000,000   U.S. Treasury Notes, 4.88%, 5/15/09                  4,021,564
     7,000,000   U.S. Treasury Notes, 5.50%, 5/15/09                  7,127,694
     5,000,000   U.S. Treasury Notes, 5.75%, 8/15/10                  5,188,475
     8,000,000   U.S. Treasury Notes, 4.50%, 11/15/10                 7,993,752
     9,000,000   U.S. Treasury Notes, 4.75%, 3/31/11                  9,068,202
     6,117,600   U.S. Treasury Notes, 2.38%, 4/15/11 (4)              6,197,178
     6,000,000   U.S. Treasury Notes, 4.88%, 4/30/11                  6,072,186
     3,000,000   U.S. Treasury Notes, 5.13%, 6/30/11                  3,066,327
                                                                 --------------

                   TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost $58,138,093)                             58,720,419
                                                                 --------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS (6.0%)
     3,000,000   Federal Home Loan Bank, 3.88%, 6/8/07                2,992,215
     3,000,000   Federal Home Loan Bank, 4.00%, 11/9/07               2,978,442
     2,500,000   Federal Home Loan Bank, 4.38%, 10/3/08               2,479,940
     3,000,000   Federal Home Loan Bank, 4.50%, 10/14/08              2,982,108
     2,500,000   Federal Home Loan Bank, 4.63%, 11/21/08              2,489,135
     2,000,000   Federal Home Loan Bank, 4.75%, 12/12/08              1,995,116
     1,528,141   Federal Home Loan Bank, 4.75%, 10/25/10              1,510,476
     3,000,000   Federal Home Loan Bank, 7.50%, 12/27/21 (5)          2,992,500
     1,643,391   Federal National Mortgage Association
                    Benchmark REMIC Series 20069-B1
                    Class AB, 6.00%, 6/25/16                          1,654,547
                                                                 --------------

                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                     (Cost $22,165,098)                              22,074,479
                                                                 --------------


--------------------------------------------------------------------------------

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES (87.0%)
                      (Cost $275,658,602)                           318,489,790
                                                                 --------------
   SHORT-TERM INVESTMENTS (13.0%)
                 CORPORATE BONDS (1.4%)
$    5,000,000   Rabobank Nederland  NV, 6.00%, 4/11/08 (5)(6)   $    5,000,000
                 REPURCHASE AGREEMENTS (7) (11.6%)
    21,500,000     With Morgan Stanley, 5.05%, dated
                      3/30/07 due 4/2/07, delivery value
                      $21,509,048, (collateralized by
                      $17,665,000 U.S. Treasury Notes
                      6.875%, due 8/15/25, with a value
                      of $21,941,214)                                21,500,000
    21,000,000     With State Street Bank & Trust,
                      4.60%, dated 3/30/07, due 4/2/07,
                      delivery value $21,008,050,
                      (collateralized by $21,830,000
                      U.S. Treasury Notes 3.875%, due
                      9/15/10, with a value of
                      $21,414,236)                                   21,000,000
                                                                 --------------
                                                                     42,500,000
                                                                 --------------

                      TOTAL SHORT-TERM INVESTMENTS
                        (Cost $47,500,000)                           47,500,000
                                                                 --------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                   134,947
                                                                 --------------
NET ASSETS (100%)                                                $  366,124,737
                                                                 --------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
   SHARE ($366,124,737 / 42,045,121 shares outstanding)          $         8.71
                                                                 --------------
*       Non-income producing.
(1)     Multi-coupon preferred security.
(2)     Rate at March 31, 2007. Floating rate changes monthly.
(3)     Step Bond - The rate shown is as of March 31, 2007 and will reset at a future date.
(4)     Treasury Inflation Protected Security (TIPS).
(5) The rate shown on variable rate securities is the rate at the end of the reporting period. The rate changes quarterly.
(6)     When issued security.
(7) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
ADR     American Depositary Receipt


The Fund's unrealized appreciation/(depreciation) as of March 31, 2007 was as follows:

                                                             Total Net
                                                             Unrealized
Total Cost          Appreciation         Depreciation       Appreciation
--------------------------------------------------------------------------
$323,158,602        $45,886,959          $(3,055,771)        $42,831,188



--------------------------------------------------------------------------------
6

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 30, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
      ------------